Abbey Capital Futures Strategy Fund (the “Fund”)

a series of The RBB Fund, Inc. (the “Company”)

Class I Shares (Ticker: ABYIX)

Class A Shares (Ticker: ABYAX)

Class C Shares (Ticker: ABYCX)

Class T Shares (Not Currently Available for Sale)

Supplement dated February 9, 2018
to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 31, 2017

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

The Board of Directors of the Company approved the following change to the Fund:

Effective February 8, 2018, Harmonic Capital Partners LLP no longer serves as a trading adviser to the Fund. Accordingly, as of that date all references to Harmonic Capital Partners LLP in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are hereby deleted in their entirety.

Please retain this Supplement for future reference.